Employee benefit plans	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Employee benefit plans
Note 11: Employee benefit plans

The Bank maintains trusteed pension plans including non-contributory defined benefit plans and a number of defined contribution plans, and provides post-retirement medical benefits to its qualifying retirees. The expense related to these plans is included in the consolidated statements of operations under salaries and other employee benefits. The defined benefit provisions under the pension plans are generally based upon years of service and average salary during the relevant years of employment. The defined benefit and post-retirement medical plans are not open to new participants and are non-contributory and the funding required is provided by the Bank, based upon the advice of independent actuaries. The defined benefit pension plans are in the Bermuda, Guernsey and United Kingdom jurisdictions and the defined benefit post-retirement medical plan is in Bermuda.

Bermuda Defined Benefit and Post-Retirement Medical Benefit Plan
The Bank amortizes prior service credit resulting from plan amendments that occurred when plan members were active employees, on a linear basis over the expected average remaining service period (to full eligibility) of active members expected to receive benefits under the plan. Such remaining service periods are as follows: 3.1 years for the 2010 plan amendments and 4.6 years for the 2011 plan amendments. Plan amendments occurring in 2014 resulted in the recognition of new prior service cost on December 31, 2014 on a plan for which substantially all members are now inactive and, in accordance with US GAAP, the Bank has elected to amortize this new prior service cost on a linear basis over 21 years, which is the average remaining life expectancy of members eligible for benefits under the plan at the time of the amendments.

Guernsey Defined Benefit Pension Plan
Effective October 2014, all the participants of the Guernsey defined benefit pension plan became inactive and in accordance with US GAAP, the net actuarial loss of the Guernsey defined benefit pension plan will be amortized over the then estimated average remaining life expectancy of the inactive participants of 39 years. Prior to all of the Guernsey participants being inactive, the net actuarial loss of the Guernsey defined benefit pension plan was amortized to net income over the estimated average remaining service period for active members of 15 years.

United Kingdom Defined Benefit Pension Plan
The United Kingdom defined benefit pension plan closed to new members effective April 1, 2002 and subsequently closed to further accrual of new benefits effective October 1, 2012. During the year ended December 31, 2017, an insurance policy was purchased in the name of the trustees of the plan to match the liabilities of members who were pensioners as at March 31, 2016.

The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefit plan, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each December 31 and therefore, the most recent measurement date is December 31, 2017.

	December 31, 2017		December 31, 2016		December 31, 2015
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	179,613	127,687	178,068	126,334	166,815	119,107

Change in projected benefit obligation
Projected benefit obligation at beginning of year	178,068	126,334	166,815	119,107	188,890	114,640
Service cost	—	64	—	118	—	341
Interest cost	5,361	4,703	5,781	4,792	6,958	4,745
Benefits paid	(13,444)	(2,118)	(10,477)	(3,594)	(7,573)	(2,871)
Settlement and curtailment of liability	(6,108)	—	—	—	(2,509)	—
Actuarial (gain) loss	7,384	(1,296)	30,953	5,911	(14,157)	2,252
Foreign exchange translation adjustment	8,352	—	(15,004)	—	(4,794)	—
Projected benefit obligation at end of year	179,613	127,687	178,068	126,334	166,815	119,107

Change in plan assets
Fair value of plan assets at beginning of year	172,206	—	179,961	—	194,007	—
Actual return on plan assets	14,801	—	18,615	—	687	—
Employer contribution	8,448	2,118	678	3,594	808	2,871
Plan settlement	(5,123)	—	—	—	(2,424)	—
Benefits paid	(13,444)	(2,118)	(10,477)	(3,594)	(7,573)	(2,871)
Foreign exchange translation adjustment	8,607	—	(16,571)	—	(5,544)	—
Fair value of plan assets at end of year	185,495	—	172,206	—	179,961	—

Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	6,993	—	7,771	—	16,174	—
Accrued pension benefit cost included in employee benefit plans liability	(1,111)	(127,687)	(13,633)	(126,334)	(3,028)	(119,107)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	5,882	(127,687)	(5,862)	(126,334)	13,146	(119,107)

	Year ended
	December 31, 2017		December 31, 2016		December 31, 2015
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss, excluding deferred taxes	(62,521)	(27,150)	(64,852)	(31,959)	(46,696)	(28,779)
Prior service credit, net of prior service cost	—	(6,436)	—	(5,678)	—	665
Deferred income taxes assets	1,180	—	1,620	—	365	—
Net amount recognized in accumulated other comprehensive loss	(61,341)	(33,586)	(63,232)	(37,637)	(46,331)	(28,114)

Annual Benefit Expense
Expense component
Service cost	—	64	—	118	—	341
Interest cost	5,361	4,703	5,781	4,792	6,958	4,745
Expected return on plan assets	(8,199)	—	(8,943)	—	(9,585)	—
Amortization of net actuarial losses	2,238	3,514	1,702	2,731	1,607	3,347
Amortization of prior service credit	—	(759)	—	(6,343)	—	(6,343)
Loss on settlement	1,232	—	—	—	101	—
Defined benefit expense (income)	632	7,522	(1,460)	1,298	(919)	2,090
Defined contribution expense	6,521	—	6,606	—	6,907	—
Total benefit expense (income)	7,153	7,522	5,146	1,298	5,988	2,090

Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	1,472	1,296	(19,956)	(5,911)	5,096	(2,252)
Amortization of net actuarial losses	2,247	3,514	1,702	2,731	1,703	3,347
Amortization of prior service credit	—	(759)	—	(6,343)	—	(6,343)
Change in deferred taxes	(595)	—	1,315	—	(391)	—
Foreign exchange adjustment	(1,233)	—	38	—	430	—
Total changes recognized in other comprehensive income (loss)	1,891	4,051	(16,901)	(9,523)	6,838	(5,248)

The estimated portion of the net actuarial loss for the pension plans that will be amortized from AOCL into benefit expense over the 2018 full fiscal year is $2.1 million. The estimated portion of the net actuarial loss and the prior service credit for the post-retirement medical benefit plan that will be amortized from AOCL into benefit expense over the 2018 full fiscal year is $2.6 million for the net actuarial loss and a credit of $0.04 million for the prior service credit.

To develop the expected long-term rate of return on the plan assets assumption for each plan, the Bank considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocations of the assets. The weighted average discount rate used to determine benefit obligations at the end of the year is derived from interest rates on high quality corporate bonds with maturities that match the expected benefit payments.

Actuarial Assumptions

	Year ended
	December 31, 2017		December 31, 2016		December 31, 2015
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	3.40%	4.37%	3.90%	4.70%	3.80%	4.20%
Weighted average rate of compensation increases [1]	2.50%	N/A	2.30%	N/A	2.20%	N/A
Weighted average expected long-term rate of return on plan assets	4.75%	N/A	5.30%	N/A	5.10%	N/A
Weighted average annual medical cost increase rate (sensitivity shown below)	N/A	7.8% to 4.5% in 2035	N/A	8.0% to 4.5% in 2035	N/A	7.1% to 4.5% in 2027

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	3.05%	3.73%	3.40%	4.37%	4.20%	4.70%
Weighted average rate of compensation increases [1]	2.40%	N/A	2.50%	N/A	2.30%	N/A
Weighted average annual medical cost increase rate (sensitivity shown below)	N/A	7.7% to 4.5% in 2035	N/A	7.8% to 4.5% in 2035	N/A	8.0% to 4.5% in 2035
[1] Only the United Kingdom subsidiary plan is impacted by potential future compensation increases.

Post-retirement medical benefit plan sensitivity to trend rate assumptions
The effect of a one percentage point increase or decrease in the assumed medical cost increase rate on the aggregate of service and interest costs is as follows:
a. One percent increase in trend rate
i. Effect on total service cost and interest cost components for the year	N/A	762	N/A	772	N/A	909
ii. Effect on benefit obligation at year end	N/A	19,230	N/A	19,513	N/A	18,792
b. One percent decrease in trend rate
i. Effect on total service cost and interest cost components for the year	N/A	(632)	N/A	(694)	N/A	(781)
ii. Effect on benefit obligation at year end	N/A	(15,961)	N/A	(16,255)	N/A	(15,496)

Investments Policies and Strategies
The pension plans’ assets are managed according to each plan's investment policy statement, which outlines the purpose of the plan, statement of objectives and guidelines and investment policy. The asset allocation is diversified and any use of derivatives is limited to hedging purposes only.

	December 31, 2017		December 31, 2016
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	34%	48%	40%	46%
Equity securities (including equity mutual funds)	52%	47%	60%	49%
Other	14%	5%	0%	5%
Total	100%	100%	100%	100%

Fair Value Measurements of Pension Plans' Assets
The following table presents the fair value of plans' assets by category and level of inputs used in their respective fair value determination as described in Note 2: Significant accounting policies, except the level 3 security, for which the valuation determination is described following the below table:

	December 31, 2017				December 31, 2016
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	11,318	—	11,318	—	9,777	—	9,777
Non-US governments debt securities	—	12,139	—	12,139	—	23,255	—	23,255
Corporate debt securities	—	39,072	—	39,072	—	36,184	—	36,184
Equity securities and mutual funds	1,096	95,294	—	96,390	—	102,627	—	102,627
Other	—	10,917	15,659	26,576	—	363	—	363
Total fair value of plans' assets	1,096	168,740	15,659	185,495	—	172,206	—	172,206

The Level 3 assets consist of insured annuity policies covering the full pension benefits of certain plan members. The fair value of these policies is deemed equal to the actuarial value of the projected benefit obligation for the insured benefits. At December 31, 2017, 28.2% (December 31, 2016: 31.2%) of the assets of the pension plans were mutual funds and equity securities managed or administered by wholly-owned subsidiaries of the Bank. At December 31, 2017, 0.6% (December 31, 2016: 0.5%) of the plans' assets were invested in common shares of the Bank.

The investments of the pension funds are diversified across a range of asset classes and are diversified within each asset class. The assets are generally actively managed with the goal of adding some incremental value through security selection and asset allocation.

Estimated 2018 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending December 31, 2018	7,497	4,439
Estimated benefit payments by year:
2018	7,400	4,439
2019	7,500	4,757
2020	7,500	5,076
2021	7,500	5,415
2022	7,400	5,743
2023-2027	36,300	33,452